Share-Based Compensation Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended																				12 Months Ended							1 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2011 Stock Options [Member]	Dec. 31, 2010 Stock Options [Member]	Dec. 31, 2012 Stock Options [Member] Exercise Price $27 - $34 [Member]	Dec. 31, 2012 Stock Options [Member] Exercise Price $35 - $44 [Member]	Dec. 31, 2012 Stock Options [Member] Exercise Price $45 - $55 [Member]	Dec. 31, 2012 Stock Options [Member] Exercise Price $56 - $93 [Member]	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 Deferred Stock Units [Member] Board Service [Member]	Dec. 31, 2011 Deferred Stock Units [Member] Board Service [Member]	Dec. 31, 2010 Deferred Stock Units [Member] Board Service [Member]	Dec. 31, 2012 Deferred Stock Units [Member] Cash Retainer [Member]	Dec. 31, 2011 Deferred Stock Units [Member] Cash Retainer [Member]	Dec. 31, 2010 Deferred Stock Units [Member] Cash Retainer [Member]	Dec. 31, 2012 Restricted Stock Units [Member]	Dec. 31, 2011 Restricted Stock Units [Member]	Dec. 31, 2010 Restricted Stock Units [Member]	Dec. 31, 2009 Restricted Stock Units [Member]	Dec. 31, 2012 Restricted Stock Units [Member] Board Service [Member]	Dec. 31, 2011 Restricted Stock Units [Member] Board Service [Member]	Dec. 31, 2010 Restricted Stock Units [Member] Board Service [Member]	Jul. 31, 2012 Performance Share Units [Member]	Feb. 28, 2012 Performance Share Units [Member]	Dec. 31, 2012 Performance Share Units [Member]	Dec. 31, 2011 Performance Share Units [Member]	Dec. 31, 2010 Performance Share Units [Member]	Jul. 31, 2012 Performance Share Units [Member] Threshold Award [Member]	Feb. 28, 2012 Performance Share Units [Member] Threshold Award [Member]	Dec. 31, 2011 Performance Share Units [Member] Threshold Award [Member]	Dec. 31, 2010 Performance Share Units [Member] Threshold Award [Member]	Jul. 31, 2012 Performance Share Units [Member] Target Award [Member]	Feb. 28, 2012 Performance Share Units [Member] Target Award [Member]	Dec. 31, 2011 Performance Share Units [Member] Target Award [Member]	Dec. 31, 2010 Performance Share Units [Member] Target Award [Member]	Jul. 31, 2012 Performance Share Units [Member] Outstanding Award [Member]	Feb. 28, 2012 Performance Share Units [Member] Outstanding Award [Member]	Dec. 31, 2011 Performance Share Units [Member] Outstanding Award [Member]	Dec. 31, 2010 Performance Share Units [Member] Outstanding Award [Member]	Dec. 31, 2012 Employee Stock Purchase Plan [Member]	Dec. 31, 2012 U. K. Savings Related Share Option Scheme [Member]	Dec. 31, 2011 U. K. Savings Related Share Option Scheme [Member]	Dec. 31, 2010 U. K. Savings Related Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense / (benefit)	$ 30.0	$ 31.4	$ 24.1			$ 9.4	$ 12.1	$ 14.3							$ 0.8	$ 0.8	$ 0.3				$ 10.0	$ 7.0	$ 4.4							$ 9.6	$ 11.3	$ 5.3														$ 0.2	$ 0.2	$ (0.2)
Income tax benefit recognized related to share-based compensation	2.4	3.0	3.7
Consideration received from stock-based awards	6.0	31.8	24.9
Excess income tax benefit recognized related to share-based compensation awards	(2.1)	3.1	3.7
Share-based payment award vesting period						4 years									1 year
Expiration period						10 years									3 years
Purchase price (in hundredths)																																													100.00%
Share-based compensation activity [Roll forward]
Outstanding, beginning of period (in shares)						5,265,000	5,940,000	5,858,000					0
Granted (in shares)						302,000	199,000	897,000					0	0
Exercised (in shares)						(116,000)	(721,000)	(682,000)
Expired or cancelled (in shares)						(107,000)	(153,000)	(133,000)
Outstanding, end of period (in shares)						5,344,000	5,265,000	5,940,000					0	0
Vested or expected to vest, end of period (in shares)						5,326,000	5,235,000	5,877,000
Exercisable, end of period (in shares)						4,210,000	3,626,000	3,446,000
Weighted average exercise price, Outstanding, beginning of period (in dollars per share)						$ 50	$ 48	$ 46
Weighted average exercise price, Granted (in dollars per share)						$ 45	$ 67	$ 53
Weighted average exercise price, Exercised (in dollars per share)						$ 34	$ 39	$ 37
Weighted average exercise price, Expired or cancelled (in dollars per share)						$ 51	$ 49	$ 50
Weighted average exercise price, Outstanding, end of period (in dollars per share)						$ 50	$ 50	$ 48
Weighted average exercise price, Vested or expected to vest, end of period (in dollars per share)						$ 50	$ 50	$ 48
Weighted average exercise price, Exercisable, end of period (in dollars per share)						$ 51	$ 51	$ 49
Weighted average remaining contractual term, Outstanding, end of period						5 years	5 years 8 months 12 days	6 years 2 months 12 days
Weighted average remaining contractual term, Vested or expected to vest, end of period (in years)						4 years 10 months 24 days	5 years 7 months 6 days	6 years 1 month 6 days
Weighted average remaining contractual term, Exercisable, end of period (in years)						4 years 3 months 18 days	4 years 9 months 18 days	4 years 8 months 12 days
Aggregate intrinsic value, Exercised						1	13	14
Aggregate intrinsic value, Outstanding, end of period						14	7
Aggregate intrinsic value, Exercisable, end of period						11	4
Fair value of options vested						11.4	14.3	12.7
Total unrecognized compensation cost, net of estimated forfeitures						10.5															14.0
Total unrecognized compensation cost, weighted-average period for recognition						1 year 6 months															1 year 10 months 24 days
Assumptions used to estimate fair value [Abstract]
Average risk-free interest rate (in hundredths)						1.10%	2.60%	2.60%
Expected dividend yield (in hundredths)						1.80%	1.10%	1.40%
Expected volatility (in hundredths)						44.00%	41.00%	41.00%
Expected term						5 years 10 months 24 days	5 years 10 months 24 days	5 years 4 months 24 days
Risk-free interest rate term						5 years
Weighted average of daily historical volatility of Company's stock price, weight (in hundredths)						75.00%
Implied volatility based on exchange traded options for Company's common stock, weight (in hundredths)						25.00%
Weighted-average grant-date fair value of options granted (in dollars per share)						$ 15.88	$ 25.21	$ 19.26
Term for restrictions to lapse																					6 years
Stock units granted at period end (in shares)															14,685	8,732	4,448	28,400	23,566	18,403					20,559	9,978	13,341
Restricted stock activity [Roll forward]
Unvested, beginning of period (in shares)																					409,000	295,000	369,000
Granted (in shares)																					309,000	264,000	21,000
Vested (in shares)																					(124,000)	(143,000)	(86,000)
Forfeited (in shares)																					(5,000)	(7,000)	(9,000)
Unvested, end of period (in shares)																					589,000	409,000	295,000	369,000
Weighted average price per share, Unvested, beginning of period (in dollars per share)																					$ 59	$ 45	$ 43
Weighted average price per share, Granted (in dollars per share)																					$ 44	$ 67	$ 56
Weighted average price per share, Vested (in dollars per share)																					$ 40	$ 46	$ 41
Weighted average price per share, Forfeited (in dollars per share)																					$ 67	$ 52	$ 31
Weighted average price per share, Unvested, end of period (in dollars per share)																					$ 55	$ 59	$ 45	$ 43
Weighted average remaining contractual term, Unvested, end of period (in years)																					1 year 8 months 12 days	1 year 9 months 18 days	10 months 24 days	1 year 7 months 6 days
Aggregate intrinsic value, Unvested, end of period																					$ 25
Performance Share Units [Abstract]
Performance period range				1 year	3 years
Performance Share Units Activity [Abstract]
Grant Date																												Jul. 01, 2012	Feb. 15, 2012		Feb. 16, 2011	Feb. 18, 2010
Performance period																												2012-2014	2012		2011	2010-2011
Award payout percentage (in hundredths)																												50.00%	50.00%		50.00%	100.00%
Award Level																																	68,056	88,907	63,655	53,621	136,112	177,814	127,310	107,242	272,224	355,628	254,620	214,484
Vesting Date(s)																												December 31,2015 and 2016	December 31,2013 and 2014		December 31,2012 and 2013	December 31,2011
Units Forfeited in 2012 (at Target Award level)																																					18,824	19,137	5,668	2,500
Shares Issued in 2012																												0	0		106,394	196,125
Shares Subject to Holding Period as of December 31, 2012																												0	170,701		94,756	0
Award payout percentage of performance target (in hundredths)																													96.00%		158.00%	183.00%
Other Stock Plans [Abstract]
Requisite service period (in years)																																														1 year
Purchase price, minimum (in hundredths)																																														85.00%
Possible vesting period term																																														either three, five or seven years
Payroll deduction period to accumulate funds used for share-based payment award (in months)																																														60 months
Options outstanding and exercisable [Abstract]
Exercise price range, lower range limit (in dollars per share)									$ 27	$ 35	$ 45	$ 56
Exercise price range, upper range limit (in dollars per share)									$ 34	$ 44	$ 55	$ 93
Options outstanding, shares (in shares)						5,344,000			1,211,000	1,073,000	1,522,000	1,538,000
Options outstanding, weighted-average remaining contractual life						5 years			5 years 4 months 24 days	3 years 10 months 24 days	5 years 2 months 12 days	5 years
Options outstanding, weighted-average exercise price (in dollars per share)						$ 50			$ 31	$ 44	$ 53	$ 66
Options exercisable, shares (in shares)						4,210,000			918,000	775,000	1,127,000	1,390,000
Options exercisable, weighted-average exercise price (in dollars per share)						$ 51			$ 31	$ 44	$ 53	$ 66